Deferred Policy Acquisition Costs and Value of Business Acquired	12 Months Ended
Dec. 31, 2011
Deferred Policy Acquisition Costs and Value of Business Acquired [Abstract]
Deferred Policy Acquisition Costs and Value of Business Acquired
Deferred Policy Acquisition Costs and Value of Business Acquired

Beginning in the first quarter of 2011, the Company implemented a reversion to the mean technique of estimating its short-term equity market return assumptions. This change in estimate was applied prospectively in first quarter 2011. The reversion to the mean technique is a common industry practice in which DAC and VOBA unlocking for short-term equity returns only occurs if equity market performance falls outside established parameters.

Activity within DAC was as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Balance at January 1	$2,758.9	$3,322.4	$3,551.5
Deferrals of commissions and expenses	126.8	171.1	335.2
Amortization:
Amortization	742.6	(570.8)	614.3
Interest accrued at 2% to 7%	169.1	177.2	190.1
Net amortization included in the
Statements of Operations	911.7	(393.6)	804.4
Change in unrealized capital gains/losses on available-for-sale securities	(470.9)	(341.0)	(1,368.7)
Balance at December 31	$3,326.5	$2,758.9	$3,322.4

Activity within VOBA was as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Balance at January 1	$66.5	$113.2	$163.4
Amortization:
Amortization	(11.0)	(28.6)	0.2
Interest accrued at 2% to 7%	3.7	3.9	4.3
Net amortization included in the
Statements of Operations	(7.3)	(24.7)	4.5
Change in unrealized capital gains/losses on available-for-sale securities	(13.1)	(22.0)	(54.7)
Balance at December 31	$46.1	$66.5	$113.2

The estimated amount of VOBA amortization expense, net of interest, is $13.2, $10.9, $10.4, $9.5 and $8.7, for the years 2012, 2013, 2014, 2015, and 2016, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.